Schedule of Investments (unaudited)
September 30, 2024
 Western Asset Diversified Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Corporate Bonds & Notes — 63.3%
Communication Services — 9.2%
Diversified Telecommunication Services — 0.9%
Altice Financing SA, Senior Secured Notes	5.750%	8/15/29	4,000,000	$3,218,256 (a)
Altice France Holding SA, Senior Secured Notes	10.500%	5/15/27	7,000,000	2,428,075 (a)
Altice France SA, Senior Secured Notes	5.125%	7/15/29	1,000,000	704,148 (a)(b)
Altice France SA, Senior Secured Notes	5.500%	10/15/29	1,000,000	701,539 (a)(b)
Total Diversified Telecommunication Services				7,052,018
Entertainment — 1.7%
Allen Media LLC/Allen Media Co-Issuer Inc., Senior Notes	10.500%	2/15/28	7,160,000	3,115,889 (a)
AMC Entertainment Holdings Inc., Senior Notes	5.750%	6/15/25	2,500,000	2,447,498
AMC Entertainment Holdings Inc., Senior Secured Notes	7.500%	2/15/29	4,780,000	3,767,889 (a)(b)
Banijay Entertainment SAS, Senior Secured Notes	8.125%	5/1/29	2,000,000	2,080,406 (a)(b)
Nexstar Media Inc., Senior Notes	5.625%	7/15/27	2,500,000	2,478,130 (a)(b)
Total Entertainment				13,889,812
Media — 5.3%
AMC Networks Inc., Senior Secured Notes	10.250%	1/15/29	3,000,000	3,085,590 (a)(b)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.750%	2/1/32	5,000,000	4,410,691 (a)(b)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.834%	10/23/55	5,000,000	4,996,539 (b)
DirecTV Financing LLC, Senior Secured Notes	8.875%	2/1/30	5,000,000	5,034,680 (a)(b)
DISH DBS Corp., Senior Notes	5.875%	11/15/24	3,000,000	2,985,302
DISH DBS Corp., Senior Secured Notes	5.250%	12/1/26	4,500,000	4,166,992 (a)
DISH Network Corp., Senior Secured Notes	11.750%	11/15/27	1,000,000	1,050,345 (a)
Gray Television Inc., Senior Notes	7.000%	5/15/27	4,250,000	4,180,737 (a)(b)
Historic TW Inc., Senior Notes	8.300%	1/15/36	10,000,000	11,112,974
iHeartCommunications Inc., Senior Secured Notes	6.375%	5/1/26	2,000,000	1,752,338 (b)
Total Media				42,776,188
Wireless Telecommunication Services — 1.3%
CSC Holdings LLC, Senior Notes	7.500%	4/1/28	5,360,000	3,587,391 (a)(b)
CSC Holdings LLC, Senior Notes	11.750%	1/31/29	7,530,000	7,283,138 (a)
Total Wireless Telecommunication Services				10,870,529

Total Communication Services				74,588,547
Consumer Discretionary — 14.8%
Automobile Components — 0.5%
Carbon Revolution Ltd., Senior Secured Notes	8.500%	5/15/27	3,035,152	3,023,770 (a)
JB Poindexter & Co. Inc., Senior Notes	8.750%	12/15/31	1,000,000	1,058,514 (a)(b)
Total Automobile Components				4,082,284
Automobiles — 2.5%
Aston Martin Capital Holdings Ltd., Senior Secured Notes	10.000%	3/31/29	2,000,000	1,964,397 (a)
Ford Motor Co., Senior Notes	8.900%	1/15/32	1,517,000	1,785,457
Ford Motor Co., Senior Notes	6.100%	8/19/32	1,000,000	1,025,375 (b)
Mclaren Finance PLC, Senior Secured Notes	7.500%	8/1/26	6,500,000	6,030,781 (a)(b)
PM General Purchaser LLC, Senior Secured Notes	9.500%	10/1/28	9,410,000	9,581,300 (a)(b)
Total Automobiles				20,387,310
Broadline Retail — 1.0%
QVC Inc., Senior Secured Notes	4.375%	9/1/28	9,670,000	7,845,126
See Notes to Schedule of Investments.

Western Asset Diversified Income Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2024
 Western Asset Diversified Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Distributors — 0.9%
Accelerate360 Holdings LLC, Secured Notes	8.000%	3/1/28	4,259,550	$4,417,430 (a)
American News Co. LLC, Secured Notes (8.500% Cash or 10.000% PIK)	8.500%	9/1/26	2,275,354	2,560,683 (a)(b)(c)
Total Distributors				6,978,113
Diversified Consumer Services — 0.1%
WW International Inc., Senior Secured Notes	4.500%	4/15/29	3,500,000	807,833 (a)
Hotels, Restaurants & Leisure — 5.3%
888 Acquisitions Ltd., Senior Secured Notes	7.558%	7/15/27	2,000,000 EUR	2,186,922 (a)
Carnival Corp., Senior Notes	10.500%	6/1/30	5,000,000	5,431,927 (a)(b)
Carnival Holdings Bermuda Ltd., Senior Notes	10.375%	5/1/28	6,500,000	7,018,007 (a)(b)
Full House Resorts Inc., Senior Secured Notes	8.250%	2/15/28	8,000,000	8,017,680 (a)(b)
Melco Resorts Finance Ltd., Senior Notes	4.875%	6/6/25	800,000	793,172 (a)(b)
Mohegan Tribal Gaming Authority, Secured Notes	8.000%	2/1/26	3,500,000	3,464,073 (a)(b)
NCL Corp. Ltd., Senior Secured Notes	8.125%	1/15/29	4,000,000	4,280,876 (a)(b)
Pinnacle Bidco PLC, Senior Secured Notes	10.000%	10/11/28	2,500,000 GBP	3,570,074 (a)
Royal Caribbean Cruises Ltd., Senior Notes	5.625%	9/30/31	720,000	729,900 (a)(b)
Wynn Macau Ltd., Senior Notes	5.500%	1/15/26	5,000,000	4,965,856 (a)
Wynn Macau Ltd., Senior Notes	5.500%	10/1/27	3,000,000	2,935,328 (a)
Total Hotels, Restaurants & Leisure				43,393,815
Household Durables — 1.1%
Newell Brands Inc., Senior Notes	5.700%	4/1/26	3,500,000	3,511,616
Newell Brands Inc., Senior Notes	7.000%	4/1/46	6,500,000	5,827,418
Total Household Durables				9,339,034
Specialty Retail — 3.4%
Bath & Body Works Inc., Senior Notes	6.750%	7/1/36	3,250,000	3,352,937 (b)
Bath & Body Works Inc., Senior Notes	7.600%	7/15/37	4,275,000	4,277,677 (b)
Foot Locker Inc., Senior Notes	4.000%	10/1/29	6,500,000	5,658,909 (a)
Global Auto Holdings Ltd./AAG FH UK Ltd., Senior Notes	8.375%	1/15/29	2,000,000	1,936,333 (a)(b)
Global Auto Holdings Ltd./AAG FH UK Ltd., Senior Notes	8.750%	1/15/32	4,020,000	3,764,873 (a)(b)
Michaels Cos. Inc., Senior Secured Notes	5.250%	5/1/28	5,965,000	4,408,697 (a)(b)
PetSmart Inc./PetSmart Finance Corp., Senior Notes	7.750%	2/15/29	1,500,000	1,482,211 (a)(b)
Staples Inc., Secured Notes	12.750%	1/15/30	1,315,228	1,081,836 (a)
Upbound Group Inc., Senior Notes	6.375%	2/15/29	2,000,000	1,938,337 (a)(b)
Total Specialty Retail				27,901,810

Total Consumer Discretionary				120,735,325
Consumer Staples — 1.3%
Food Products — 0.9%
TKC Holdings Inc., Senior Notes	10.500%	5/15/29	3,500,000	3,522,509 (a)
TKC Holdings Inc., Senior Secured Notes	6.875%	5/15/28	3,500,000	3,461,240 (a)(b)
Total Food Products				6,983,749
Tobacco — 0.4%
Vector Group Ltd., Senior Secured Notes	5.750%	2/1/29	3,500,000	3,550,561 (a)(b)

Total Consumer Staples				10,534,310
Energy — 9.8%
Energy Equipment & Services — 1.1%
Shelf Drilling Holdings Ltd., Senior Secured Notes	9.625%	4/15/29	6,000,000	5,539,203 (a)(b)
See Notes to Schedule of Investments.

Western Asset Diversified Income Fund 2024 Quarterly Report

 Western Asset Diversified Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Energy Equipment & Services — continued
Sunnova Energy Corp., Senior Notes	5.875%	9/1/26	3,500,000	$3,270,846 (a)(b)
Total Energy Equipment & Services				8,810,049
Oil, Gas & Consumable Fuels — 8.7%
Berry Petroleum Co. LLC, Senior Notes	7.000%	2/15/26	3,922,000	3,809,039 (a)(b)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	6.625%	7/15/26	362,000	362,914 (a)(b)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	7.250%	7/15/32	1,000,000	1,050,240 (a)(b)
Crescent Energy Finance LLC, Senior Notes	9.250%	2/15/28	3,710,000	3,871,838 (a)(b)
Energy Transfer LP, Junior Subordinated Notes (6.625% to 2/15/28 then 3 mo. USD LIBOR + 4.155%)	6.625%	2/15/28	6,645,000	6,574,674 (b)(d)(e)
EnLink Midstream Partners LP, Junior Subordinated Notes (3 mo. Term SOFR + 4.372%)	9.313%	10/17/24	5,000,000	5,020,042 (b)(d)(e)
EQM Midstream Partners LP, Senior Notes	6.500%	7/15/48	3,000,000	3,104,553 (b)
Hilcorp Energy I LP/Hilcorp Finance Co., Senior Notes	6.250%	4/15/32	7,000,000	6,819,246 (a)(b)
New Generation Gas Gathering LLC, Senior Secured Notes (3 mo. Term SOFR + 5.750%)	10.342%	9/30/29	1,278,379	1,259,203 (a)(f)
Northern Oil & Gas Inc., Senior Notes	8.125%	3/1/28	1,000,000	1,008,084 (a)(b)
Occidental Petroleum Corp., Senior Notes	7.500%	11/1/96	8,610,000	9,392,502
Permian Resources Operating LLC, Senior Notes	9.875%	7/15/31	2,000,000	2,233,678 (a)(b)
Plains All American Pipeline LP, Junior Subordinated Notes (3 mo. Term SOFR + 4.372%)	9.490%	10/31/24	7,000,000	7,004,843 (d)(e)
Rockies Express Pipeline LLC, Senior Notes	7.500%	7/15/38	8,300,000	8,651,007 (a)(b)
Rockies Express Pipeline LLC, Senior Notes	6.875%	4/15/40	1,000,000	975,120 (a)(b)
Venture Global LNG Inc., Senior Secured Notes	8.375%	6/1/31	5,000,000	5,283,030 (a)(b)
Venture Global LNG Inc., Senior Secured Notes	9.875%	2/1/32	4,360,000	4,847,521 (a)(b)
Total Oil, Gas & Consumable Fuels				71,267,534

Total Energy				80,077,583
Financials — 5.3%
Capital Markets — 0.9%
B3 SA - Brasil Bolsa Balcao, Senior Notes	4.125%	9/20/31	2,200,000	2,029,548 (a)(g)
StoneX Group Inc., Senior Secured Notes	7.875%	3/1/31	3,000,000	3,196,953 (a)(b)
UBS AG, Senior Notes	7.950%	1/9/25	2,000,000	2,015,661 (b)
Total Capital Markets				7,242,162
Consumer Finance — 1.2%
Navient Corp., Senior Notes	5.500%	3/15/29	10,000,000	9,709,606 (b)
Financial Services — 2.4%
Boost Newco Borrower LLC, Senior Secured Notes	7.500%	1/15/31	3,000,000	3,221,631 (a)(b)
Burford Capital Global Finance LLC, Senior Notes	6.250%	4/15/28	4,000,000	3,995,071 (a)(b)
LD Holdings Group LLC, Senior Notes	6.500%	11/1/25	5,000,000	4,846,989 (a)
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc., Senior Notes	4.000%	10/15/33	1,000,000	894,131 (a)(b)
VistaJet Malta Finance PLC/Vista Management Holding Inc., Senior Notes	7.875%	5/1/27	6,500,000	6,350,347 (a)(b)
Total Financial Services				19,308,169
Mortgage Real Estate Investment Trusts (REITs) — 0.8%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., Senior Notes	4.750%	6/15/29	7,000,000	6,842,380 (a)(b)

Total Financials				43,102,317
See Notes to Schedule of Investments.

Western Asset Diversified Income Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2024
 Western Asset Diversified Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Health Care — 5.3%
Health Care Providers & Services — 3.8%
Akumin Inc., Senior Secured Notes	8.000%	8/1/28	6,982,000	$5,716,512 (a)(b)
CHS/Community Health Systems Inc., Secured Notes	6.125%	4/1/30	13,500,000	11,553,949 (a)
CHS/Community Health Systems Inc., Senior Secured Notes	4.750%	2/15/31	3,000,000	2,639,331 (a)(b)
CHS/Community Health Systems Inc., Senior Secured Notes	10.875%	1/15/32	3,030,000	3,342,802 (a)(b)
LifePoint Health Inc., Senior Secured Notes	9.875%	8/15/30	3,000,000	3,306,763 (a)(b)
Sotera Health Holdings LLC, Senior Secured Notes	7.375%	6/1/31	2,500,000	2,599,398 (a)(b)
U.S. Renal Care Inc., Senior Secured Notes	10.625%	6/28/28	1,883,000	1,652,333 (a)
Total Health Care Providers & Services				30,811,088
Pharmaceuticals — 1.5%
Bausch Health Cos. Inc., Senior Notes	7.000%	1/15/28	5,000,000	3,432,306 (a)
Bausch Health Cos. Inc., Senior Notes	6.250%	2/15/29	7,616,000	4,672,985 (a)
Teva Pharmaceutical Finance Co. LLC, Senior Notes	6.150%	2/1/36	2,000,000	2,061,316 (b)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	4.100%	10/1/46	3,000,000	2,232,498
Total Pharmaceuticals				12,399,105

Total Health Care				43,210,193
Industrials — 10.6%
Aerospace & Defense — 0.9%
Triumph Group Inc., Senior Secured Notes	9.000%	3/15/28	7,200,000	7,546,071 (a)(b)
Commercial Services & Supplies — 1.1%
CoreCivic Inc., Senior Notes	8.250%	4/15/29	3,359,000	3,558,471 (b)
GEO Group Inc., Senior Notes	10.250%	4/15/31	2,100,000	2,240,706 (b)
GEO Group Inc., Senior Secured Notes	8.625%	4/15/29	1,040,000	1,082,000 (b)
Vortex Opco LLC, Senior Secured Notes	8.000%	4/30/30	4,075,500	1,630,200 (a)
Vortex Opco LLC, Senior Secured Notes (3 mo. Term SOFR + 6.250%)	10.842%	4/30/30	936,000	374,400 (a)(e)(f)(h)
Total Commercial Services & Supplies				8,885,777
Construction & Engineering — 1.2%
Empire Communities Corp., Senior Notes	9.750%	5/1/29	3,000,000	3,206,838 (a)(b)
Tutor Perini Corp., Senior Notes	11.875%	4/30/29	6,000,000	6,693,924 (a)(b)
Total Construction & Engineering				9,900,762
Ground Transportation — 0.9%
Carriage Purchaser Inc., Senior Notes	7.875%	10/15/29	7,000,000	6,512,015 (a)(b)
RXO Inc., Senior Notes	7.500%	11/15/27	1,000,000	1,032,240 (a)(b)
Total Ground Transportation				7,544,255
Machinery — 1.8%
Chart Industries Inc., Senior Secured Notes	7.500%	1/1/30	3,000,000	3,165,528 (a)(b)
Park-Ohio Industries Inc., Senior Notes	6.625%	4/15/27	3,635,000	3,569,553 (b)
Titan International Inc., Senior Secured Notes	7.000%	4/30/28	6,820,000	6,792,855 (b)
TK Elevator US Newco Inc., Senior Secured Notes	5.250%	7/15/27	1,000,000	989,997 (a)(b)
Total Machinery				14,517,933
Marine Transportation — 0.7%
Stena International SA, Senior Secured Notes	7.625%	2/15/31	5,000,000	5,251,919 (a)(b)
Passenger Airlines — 2.1%
American Airlines Group Inc. Pass-Through Trust	4.000%	7/15/25	5,204,345	5,127,418
American Airlines Inc., Senior Secured Notes	8.500%	5/15/29	3,500,000	3,715,737 (a)(b)
See Notes to Schedule of Investments.

Western Asset Diversified Income Fund 2024 Quarterly Report

 Western Asset Diversified Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Passenger Airlines — continued
RJET 2023-1 A	8.000%	6/15/30	4,687,500	$4,849,019 (f)(h)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	310,000	170,597 (a)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	6,490,000	3,571,525 (a)
Total Passenger Airlines				17,434,296
Professional Services — 0.4%
RR Donnelley & Sons Co., Secured Notes	10.875%	8/1/29	1,830,000	1,775,349 (a)(b)
RR Donnelley & Sons Co., Senior Secured Notes	9.500%	8/1/29	1,500,000	1,514,318 (a)(b)
Total Professional Services				3,289,667
Transportation Infrastructure — 1.5%
Gatwick Airport Finance PLC, Senior Secured Notes	4.375%	4/7/26	3,000,000 GBP	3,930,399 (i)
Railworks Holdings LP/Railworks Rally Inc., Secured Notes	8.250%	11/15/28	8,000,000	8,282,400 (a)(b)
Total Transportation Infrastructure				12,212,799

Total Industrials				86,583,479
Information Technology — 3.1%
Communications Equipment — 1.4%
CommScope Technologies LLC, Senior Notes	5.000%	3/15/27	7,589,000	6,359,064 (a)(b)
Connect Finco SARL/Connect US Finco LLC, Senior Secured Notes	9.000%	9/15/29	2,000,000	1,937,970 (a)(b)
Viasat Inc., Senior Notes	7.500%	5/30/31	1,875,000	1,293,225 (a)(b)
Viasat Inc., Senior Secured Notes	5.625%	4/15/27	2,000,000	1,889,033 (a)(b)
Total Communications Equipment				11,479,292
Software — 1.4%
Central Parent Inc./CDK Global Inc., Senior Secured Notes	7.250%	6/15/29	2,000,000	2,047,038 (a)(b)
Citrix Systems Inc., Senior Secured Notes	4.500%	12/1/27	6,936,000	6,237,683
NCR Voyix Corp., Senior Notes	5.125%	4/15/29	3,000,000	2,938,270 (a)(b)
Total Software				11,222,991
Technology Hardware, Storage & Peripherals — 0.3%
CA Magnum Holdings, Senior Secured Notes	5.375%	10/31/26	1,500,000	1,481,237 (a)(b)
Vericast Corp./Harland Clarke/Checks in the Mail/Valassis Comm/ Valassis Direct, Secured Notes (5.000% Cash and 10.000% PIK or 13.000% Cash)	13.000%	12/15/30	613,749	718,086 (a)(c)
Total Technology Hardware, Storage & Peripherals				2,199,323

Total Information Technology				24,901,606
Materials — 1.7%
Chemicals — 0.2%
Cerdia Finanz GmbH, Senior Secured Notes	9.375%	10/3/31	1,500,000	1,533,750 (a)(j)
Construction Materials — 0.3%
Smyrna Ready Mix Concrete LLC, Senior Secured Notes	8.875%	11/15/31	2,500,000	2,699,196 (a)(b)
Containers & Packaging — 0.2%
ARD Finance SA, Senior Secured Notes (6.500% Cash or 7.250% PIK)	6.500%	6/30/27	1,000,000	226,442 (a)(c)
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Senior Notes	5.250%	8/15/27	2,000,000	1,492,731 (a)
Total Containers & Packaging				1,719,173
Metals & Mining — 1.0%
First Quantum Minerals Ltd., Secured Notes	9.375%	3/1/29	2,550,000	2,706,045 (a)
First Quantum Minerals Ltd., Senior Notes	6.875%	10/15/27	3,400,000	3,364,675 (a)
See Notes to Schedule of Investments.

Western Asset Diversified Income Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2024
 Western Asset Diversified Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Metals & Mining — continued
First Quantum Minerals Ltd., Senior Notes	8.625%	6/1/31	2,000,000	$2,006,504 (a)
Total Metals & Mining				8,077,224

Total Materials				14,029,343
Real Estate — 1.5%
Diversified REITs — 0.8%
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	5.250%	8/1/26	2,500,000	2,383,050 (b)
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	5.000%	10/15/27	5,000,000	4,489,939 (b)
Total Diversified REITs				6,872,989
Hotel & Resort REITs — 0.5%
Service Properties Trust, Senior Secured Notes	8.625%	11/15/31	3,500,000	3,809,047 (a)(b)
Real Estate Management & Development — 0.2%
Add Hero Holdings Ltd., Senior Secured Notes (7.500% Cash or 8.500% PIK)	8.500%	9/30/29	516,154	43,873 (c)(i)
Add Hero Holdings Ltd., Senior Secured Notes (8.000% Cash or 9.000% PIK)	9.000%	9/30/30	397,993	10,447 (c)(i)
Add Hero Holdings Ltd., Senior Secured Notes (8.800% Cash or 9.800% PIK)	9.800%	9/30/31	519,371	13,633 (c)(i)
China Aoyuan Group Ltd., Senior Notes, Step bond (0.000% to 9/30/31 then 1.000%)	0.000%	3/30/2173	786,962	7,870 (d)(i)
China Aoyuan Group Ltd., Senior Secured Notes (5.500% PIK)	5.500%	9/30/31	202,150	2,780 (c)(i)
Country Garden Holdings Co. Ltd., Senior Secured Notes	—	1/27/24	3,500,000	234,937 *(i)(k)
Cushman & Wakefield US Borrower LLC, Senior Secured Notes	8.875%	9/1/31	1,000,000	1,092,678 (a)(b)
Total Real Estate Management & Development				1,406,218

Total Real Estate				12,088,254
Utilities — 0.7%
Electric Utilities — 0.2%
Pampa Energia SA, Senior Notes	7.950%	9/10/31	1,210,000	1,230,267 (a)
Independent Power and Renewable Electricity Producers — 0.5%
TransAlta Corp., Senior Notes	6.500%	3/15/40	4,000,000	4,242,724 (b)

Total Utilities				5,472,991
Total Corporate Bonds & Notes (Cost — $502,570,682)				515,323,948
Collateralized Mortgage Obligations(l) — 25.6%
BANK, 2021-BN35 H	1.766%	6/15/64	9,451,000	3,296,533 (a)(e)
BANK, 2021-BN35 K	1.766%	6/15/64	21,846,154	6,537,060 (a)(e)
Benchmark Mortgage Trust, 2021-B27 F	2.250%	7/15/54	5,000,000	2,600,039 (a)(e)
Benchmark Mortgage Trust, 2021-B27 G	2.250%	7/15/54	5,000,000	2,014,989 (a)(e)
BSREP Commercial Mortgage Trust, 2021-DC HRR (1 mo. Term SOFR + 5.614%)	10.711%	8/15/38	17,687,987	9,435,115 (a)(e)
BWAY Mortgage Trust, 2013-1515 F	4.058%	3/10/33	2,000,000	1,719,800 (a)(b)(e)
BX Commercial Mortgage Trust, 2019-IMC G (1 mo. Term SOFR + 3.646%)	8.743%	4/15/34	4,000,000	3,811,386 (a)(e)
CIM Trust, 2021-INV1 AXS, IO	0.190%	7/1/51	153,927,251	1,536,687 (a)(e)
Citigroup Commercial Mortgage Trust, 2015-GC29 D	3.110%	4/10/48	3,439,000	3,151,088 (a)(b)
Citigroup Commercial Mortgage Trust, 2015-P1 D	3.225%	9/15/48	2,000,000	1,717,744 (a)(b)
Citigroup Commercial Mortgage Trust, 2015-P1 E	4.514%	9/15/48	4,250,000	3,269,909 (a)(e)
CSMC Trust, 2021-ADV G (1 mo. Term SOFR + 6.364%)	11.461%	7/15/38	8,350,000	1,641,501 (a)(e)
See Notes to Schedule of Investments.

Western Asset Diversified Income Fund 2024 Quarterly Report

 Western Asset Diversified Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(l) — continued
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, 2021-MN2 B1 (30 Day Average SOFR + 5.500%)	10.780%	7/25/41	2,500,000	$2,106,379 (a)(b)(e)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2020-DNA1 B2 (30 Day Average SOFR + 5.364%)	10.645%	1/25/50	2,225,000	2,462,164 (a)(b)(e)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2020-DNA2 B2 (30 Day Average SOFR + 4.914%)	10.195%	2/25/50	7,250,000	7,818,769 (a)(e)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2020-DNA6 B2 (30 Day Average SOFR + 5.650%)	10.930%	12/25/50	5,000,000	5,688,357 (a)(e)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA1 B2 (30 Day Average SOFR + 4.750%)	10.030%	1/25/51	9,482,500	10,205,000 (a)(e)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA2 B2 (30 Day Average SOFR + 6.000%)	11.280%	8/25/33	6,000,000	7,126,462 (a)(e)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA3 B2 (30 Day Average SOFR + 6.250%)	11.530%	10/25/33	5,000,000	5,991,351 (a)(e)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA5 B1 (30 Day Average SOFR + 3.050%)	8.330%	1/25/34	2,470,000	2,653,261 (a)(b)(e)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA5 B2 (30 Day Average SOFR + 5.500%)	10.780%	1/25/34	6,700,000	7,552,363 (a)(e)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA6 B2 (30 Day Average SOFR + 7.500%)	12.780%	10/25/41	6,590,000	7,107,245 (a)(e)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2018-3 BX	0.816%	8/25/57	9,425,886	3,437,734 (a)(e)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2022-1 M	4.500%	11/25/61	5,000,000	4,153,957 (a)(e)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2018-HRP1 B2 (30 Day Average SOFR + 11.864%)	17.145%	5/25/43	4,701,236	5,733,155 (a)(e)
Federal National Mortgage Association (FNMA) — CAS, 2016-C04 1B (30 Day Average SOFR + 10.364%)	15.645%	1/25/29	2,217,640	2,530,218 (a)(b)(e)
Federal National Mortgage Association (FNMA) — CAS, 2019-R07 1B1 (30 Day Average SOFR + 3.514%)	8.795%	10/25/39	4,534,614	4,702,225 (a)(e)
FREMF Mortgage Trust, 2021-F117 CS (30 Day Average SOFR + 6.400%)	11.747%	7/25/31	4,621,019	4,601,965 (a)(e)
GS Mortgage Securities Corp., 2024-70P HRR	10.333%	3/10/41	17,680,000	18,094,182 (a)(e)
GS Mortgage Securities Corp. Trust, 2018-LUAU G (1 mo. Term SOFR + 4.747%)	9.844%	11/15/32	5,000,000	4,899,690 (a)(e)
GS Mortgage Securities Corp. Trust, 2021-ARDN H (1 mo. Term SOFR + 6.048%)	11.144%	11/15/26	5,000,000	4,948,799 (a)(e)
GS Mortgage Securities Trust, 2015-GC30 D	3.384%	5/10/50	2,840,000	2,329,519 (b)
JPMorgan Chase Commercial Mortgage Securities Trust, 2018-WPT GFX	5.542%	7/5/33	4,000,000	2,059,999 (a)(e)
JPMorgan Chase Commercial Mortgage Securities Trust, 2021-NYMZ M (1 mo. Term SOFR + 7.614%)	12.711%	6/15/26	10,000,000	6,496,920 (a)(e)
KIND Trust, 2021-KIND F (1 mo. Term SOFR + 4.064%)	9.164%	8/15/38	5,951,129	5,708,619 (a)(e)
MIRA Trust, 2023-MILE HRR	9.300%	6/10/38	13,750,000	14,034,708 (a)
Morgan Stanley Capital I Trust, 2021-L6 F	2.250%	6/15/54	7,195,000	3,960,560 (a)(e)
Multifamily CAS Trust, 2019-1 CE (30 Day Average SOFR + 8.864%)	14.145%	10/25/49	2,000,000	2,005,049 (a)(e)
Multifamily CAS Trust, 2020-1 CE (30 Day Average SOFR + 7.614%)	12.895%	3/25/50	2,500,000	2,568,901 (a)(e)
Natixis Commercial Mortgage Securities Trust, 2022-JERI G (1 mo. Term SOFR + 7.458%)	12.554%	1/15/39	2,500,000	1,783,046 (a)(e)
See Notes to Schedule of Investments.

Western Asset Diversified Income Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2024
 Western Asset Diversified Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(l) — continued
Natixis Commercial Mortgage Securities Trust, 2022-RRI E (1 mo. Term SOFR + 5.193%)	10.290%	3/15/35	3,750,000	$3,748,591 (a)(e)
New Residential Mortgage Loan Trust, 2017-2A B5	5.235%	3/25/57	2,819,937	2,523,491 (a)(e)
Soho Trust, 2021-SOHO D	2.786%	8/10/38	7,000,000	2,575,227 (a)(e)
UBS Commercial Mortgage Trust, 2018-NYCH F (1 mo. Term SOFR + 3.868%)	8.965%	2/15/32	6,000,000	5,708,584 (a)(e)

Total Collateralized Mortgage Obligations (Cost — $229,036,733)				208,048,341
			Face Amount†/ Units
Asset-Backed Securities — 21.1%
AGL CLO Ltd., 2020-6A ER (3 mo. Term SOFR + 6.762%)	12.044%	7/20/34	6,990,000	7,014,870 (a)(b)(e)
AGL CLO Ltd., 2021-11A E (3 mo. Term SOFR + 6.622%)	11.923%	4/15/34	2,650,000	2,658,208 (a)(b)(e)
Apex Credit CLO Ltd., 2020-1A DRR (3 mo. Term SOFR + 4.320%)	9.643%	4/20/35	3,130,000	3,141,737 (a)(e)
Apidos CLO Ltd., 2023-46A SUB	18.746%	10/24/36	3,500,000	2,909,261 (a)(e)(m)
Ares CLO Ltd., 2015-2A ER (3 mo. Term SOFR + 7.112%)	12.397%	4/17/33	1,500,000	1,486,031 (a)(b)(e)
BlueMountain CLO Ltd., 2020-29A ER (3 mo. Term SOFR + 7.122%)	12.406%	7/25/34	7,000,000	6,767,095 (a)(b)(e)
BlueMountain Fuji US CLO Ltd., 2017-2A D (3 mo. Term SOFR + 6.412%)	11.694%	10/20/30	5,350,000	5,124,632 (a)(b)(e)
CARLYLE US CLO Ltd., 2020-1A ER (3 mo. Term SOFR + 8.142%)	13.424%	7/20/34	5,000,000	4,687,371 (a)(b)(e)
CarVal CLO Ltd., 2024-3A E (3 mo. Term SOFR + 6.350%)	10.921%	10/20/37	2,070,000	2,075,069 (a)(e)
College Avenue Student Loans LLC, 2021-B R	—	6/25/52	17,241	5,166,278 *(a)
Dryden Senior Loan Fund, 2016-43A ER3 (3 mo. Term SOFR + 6.662%)	11.944%	4/20/34	1,539,000	1,475,740 (a)(e)
Dryden CLO Ltd., 2021-95A SUB	28.817%	8/20/34	6,870,000	3,425,372 (a)(e)(m)
Elmwood CLO Ltd., 2019-2A SUB	24.133%	4/20/34	4,600,000	3,559,521 (a)(e)(m)
Fortress Credit BSL Ltd., 2021-4A E (3 mo. Term SOFR + 7.392%)	12.693%	10/15/34	5,000,000	4,744,312 (a)(b)(e)
Goldentree Loan Management US CLO Ltd., 2020-8A FR (3 mo. Term SOFR + 8.312%)	13.594%	10/20/34	7,000,000	6,845,970 (a)(b)(e)
Greenwood Park CLO Ltd., 2018-1A E (3 mo. Term SOFR + 5.212%)	10.513%	4/15/31	1,570,000	1,558,232 (a)(b)(e)
Greywolf CLO Ltd., 2015-1A DR (3 mo. Term SOFR + 6.112%)	11.396%	1/27/31	6,250,000	6,166,205 (a)(b)(e)
Greywolf CLO Ltd., 2018-1A D (3 mo. Term SOFR + 6.012%)	11.291%	4/26/31	3,000,000	3,015,044 (a)(b)(e)
Hayfin US Ltd., 2021-14A E (3 mo. Term SOFR + 7.442%)	12.724%	7/20/34	7,000,000	7,064,439 (a)(b)(e)
LCM Ltd., 33A E (3 mo. Term SOFR + 6.612%)	11.894%	7/20/34	3,000,000	2,603,624 (a)(b)(e)
Lunar Structured Aircraft Portfolio Notes, 2021-1 C	5.682%	10/15/46	5,497,893	5,038,306 (a)
MACH Cayman Ltd., 2019-1 B	4.335%	10/15/39	868,376	713,651 (a)
Magnetite Ltd., 2020-26A ER (3 mo. Term SOFR + 6.212%)	11.496%	7/25/34	6,750,000	6,777,480 (a)(b)(e)
MAPS Trust, 2021-1A C	5.437%	6/15/46	230,647	218,205 (a)
Marathon CLO Ltd., 2019-1A C (3 mo. Term SOFR + 4.332%)	9.633%	4/15/32	4,625,000	4,609,826 (a)(b)(e)
National Collegiate Class A-3L Commutation Trust, 2007-4VI O (1 mo. USD LIBOR + 0.850%)	5.819%	3/29/38	27,730,208	3,198,458 (a)(e)
Ocean Trails CLO, 2020-10A ER (3 mo. Term SOFR + 7.832%)	13.133%	10/15/34	3,750,000	3,690,871 (a)(b)(e)
Park Avenue Institutional Advisers CLO Ltd., 2019-1A D (3 mo. Term SOFR + 7.112%)	12.230%	5/15/32	6,950,000	6,674,690 (a)(b)(e)
Renew, 2024-1A B	9.001%	11/20/59	742,075	748,015 (a)
Renew, 2024-2A B	8.223%	11/20/60	1,200,000	1,202,760 (a)
Riserva CLO Ltd., 2016-3A ERR (3 mo. Term SOFR + 6.762%)	12.041%	1/18/34	2,000,000	1,994,639 (a)(b)(e)
Riserva CLO Ltd., 2016-3A FRR (3 mo. Term SOFR + 8.772%)	14.051%	1/18/34	2,500,000	2,363,328 (a)(b)(e)
See Notes to Schedule of Investments.

Western Asset Diversified Income Fund 2024 Quarterly Report

 Western Asset Diversified Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†/ Units	Value
Asset-Backed Securities — continued
RR Ltd., 2021-18A D (3 mo. Term SOFR + 6.512%)	11.813%	10/15/34	7,190,000	$7,211,036 (a)(b)(e)
Saratoga Investment Corp. CLO Ltd., 2013-1A (3 mo. Term SOFR + 10.262%)	14.879%	4/20/33	4,000,000	2,967,464 (a)
SEB Funding LLC, 2024-1A A2	7.386%	4/30/54	2,030,000	2,096,524 (a)
SMB Private Education Loan Trust, 2015-C R	13.667%	9/18/46	7,570	2,004,262 (a)(m)
Sound Point CLO Ltd., 2020-1A ER (3 mo. Term SOFR + 7.122%)	12.404%	7/20/34	4,200,000	3,929,132 (a)(b)(e)
Subway Funding LLC, 2024-1A A2I	6.028%	7/30/54	2,390,000	2,471,580 (a)
Sunnova Hellios II Issuer LLC, 2018-1A B	7.710%	7/20/48	3,753,594	3,163,016 (a)
Symphony CLO Ltd., 2016-18A ER (3 mo. Term SOFR + 7.332%)	12.615%	7/23/33	3,000,000	2,999,491 (a)(e)
Symphony CLO Ltd., 2019-21A ER (3 mo. Term SOFR + 6.862%)	12.163%	7/15/32	2,800,000	2,782,880 (a)(b)(e)
Symphony CLO Ltd., 2021-28A SUB	27.398%	10/23/50	6,045,000	3,747,900 (a)(e)(m)
TCI-Symphony CLO Ltd., 2016-1A ER2 (3 mo. Term SOFR + 7.012%)	12.313%	10/13/32	3,500,000	3,481,774 (a)(e)
Venture CLO Ltd., 2021-43A D (3 mo. Term SOFR + 3.732%)	9.033%	4/15/34	1,500,000	1,458,849 (a)(e)
Voya CLO Ltd., 2018-2A E (3 mo. Term SOFR + 5.512%)	10.813%	7/15/31	6,750,000	6,388,692 (a)(b)(e)
Voya CLO Ltd., 2021-1A E (3 mo. Term SOFR + 6.612%)	11.913%	7/15/34	2,250,000	2,263,356 (a)(b)(e)
Whitebox CLO Ltd., 2020-2A ER (3 mo. Term SOFR + 7.362%)	12.645%	10/24/34	1,350,000	1,364,243 (a)(b)(e)
Wind River CLO Ltd., 2021-4A E3 (3 mo. Term SOFR + 8.512%)	13.794%	1/20/35	3,000,000	2,843,167 (a)(b)(e)
Wind River CLO Ltd., 2021-4A F (3 mo. Term SOFR + 6.522%)	11.804%	1/20/35	2,450,000	1,827,369 (a)(e)

Total Asset-Backed Securities (Cost — $189,904,306)				171,719,975
			Face Amount†
Senior Loans — 16.4%
Communication Services — 1.8%
Entertainment — 0.6%
Allen Media LLC, Term Loan B (3 mo. Term SOFR + 5.650%)	10.254%	2/10/27	7,253,237	4,753,155 (e)(n)(o)
Media — 1.2%
CB Poly US Holdings Inc., Initial Term Loan (3 mo. Term SOFR + 5.500%)	10.104%	5/18/29	4,900,000	4,792,813 (e)(n)(o)
iHeartCommunications Inc., New Term Loan (1 mo. Term SOFR + 3.114%)	7.960%	5/1/26	6,000,000	5,215,950 (e)(n)(o)
Total Media				10,008,763

Total Communication Services				14,761,918
Consumer Discretionary — 1.9%
Automobile Components — 1.2%
Autokiniton US Holdings Inc., 2024 Replacement Term Loan B (1 mo. Term SOFR + 4.114%)	8.960%	4/6/28	3,870,750	3,874,679 (e)(n)(o)
First Brands Group LLC, 2021 First Lien Term Loan (3 mo. Term SOFR + 5.262%)	10.514%	3/30/27	5,799,674	5,748,028 (e)(n)(o)
Total Automobile Components				9,622,707
Diversified Consumer Services — 0.2%
Adtalem Global Education Inc., 2024 Second Repricing Term Loan (1 mo. Term SOFR + 2.750%)	7.595%	8/12/28	1,455,821	1,458,784 (e)(n)(o)
WW International Inc., Initial Term Loan (1 mo. Term SOFR + 3.614%)	8.460%	4/13/28	330,000	91,009 (e)(n)(o)
Total Diversified Consumer Services				1,549,793
Specialty Retail — 0.5%
Empire Today LLC, Closing Date Term Loan (3 mo. Term SOFR + 5.262%)	10.514%	4/3/28	2,418,750	1,482,694 (e)(n)(o)
See Notes to Schedule of Investments.

Western Asset Diversified Income Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2024
 Western Asset Diversified Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Specialty Retail — continued
Michaels Cos. Inc., Term Loan B (3 mo. Term SOFR + 4.512%)	9.115%	4/15/28	3,228,022	$2,561,435 (e)(n)(o)
Total Specialty Retail				4,044,129

Total Consumer Discretionary				15,216,629
Consumer Staples — 0.2%
Beverages — 0.2%
Triton Water Holdings Inc., First Lien Initial Term Loan (3 mo. Term SOFR + 3.512%)	8.115%	3/31/28	1,477,102	1,476,215 (e)(n)(o)
Household Products — 0.0%††
Knight Health Holdings LLC, Term Loan B (1 mo. Term SOFR + 5.364%)	10.210%	12/23/28	972,500	559,596 (e)(n)(o)

Total Consumer Staples				2,035,811
Financials — 2.8%
Financial Services — 1.5%
Boost Newco Borrower LLC, Term Loan B1 (3 mo. Term SOFR + 2.500%)	7.104%	1/31/31	3,000,000	3,004,995 (e)(n)(o)
Deerfield Dakota Holding LLC, 2021 Replacement Term Loan (3 mo. Term SOFR + 7.012%)	11.615%	4/7/28	2,000,000	1,965,630 (e)(n)(o)
Greystone Select Holdings LLC, Term Loan B (3 mo. Term SOFR + 5.262%)	10.541%	6/16/28	3,359,568	3,351,169 (e)(n)(o)
Nexus Buyer LLC, Refinancing Term Loan (1 mo. Term SOFR + 4.000%)	8.845%	7/31/31	3,938,144	3,910,754 (e)(n)(o)
Total Financial Services				12,232,548
Insurance — 1.3%
Asurion LLC, New Term Loan B4 (1 mo. Term SOFR + 5.364%)	10.210%	1/20/29	5,000,000	4,639,450 (e)(n)(o)
Asurion LLC, Second Lien Term Loan B3 (1 mo. Term SOFR + 5.364%)	10.210%	1/31/28	5,000,000	4,708,025 (e)(n)(o)
Sedgwick Claims Management Services Inc., Term Loan B (3 mo. Term SOFR + 3.000%)	8.252%	7/31/31	1,570,125	1,568,995 (e)(n)(o)
Total Insurance				10,916,470

Total Financials				23,149,018
Health Care — 1.3%
Health Care Providers & Services — 0.5%
EyeCare Partners LLC, Term Loan B (3 mo. Term SOFR + 4.610%)	9.989%	11/30/28	1,042,187	756,888 (e)(n)(o)
EyeCare Partners LLC, Term Loan C (3 mo. Term SOFR + 6.850%)	12.129%	11/30/28	403,795	80,759 (e)(h)(n)(o)
Team Services Group LLC, Incremental Term Loan	—	12/20/27	3,000,000	2,977,500 (p)
Team Services Group LLC, Senior Secured First Lien Term Loan	—	12/20/27	470,000	465,653 (p)
Total Health Care Providers & Services				4,280,800
Health Care Technology — 0.5%
MPH Acquisition Holdings LLC, Initial Term Loan (3 mo. Term SOFR + 4.512%)	9.569%	9/1/28	4,974,359	3,773,051 (e)(n)(o)
Pharmaceuticals — 0.3%
Gainwell Acquisition Corp., Term Loan B (3 mo. Term SOFR + 4.100%)	8.704%	10/1/27	2,992,228	2,855,708 (e)(n)(o)

Total Health Care				10,909,559
Industrials — 3.1%
Air Freight & Logistics — 0.9%
WWEX Uni Topco Holdings LLC, Second Lien Initial Term Loan (3 mo. Term SOFR + 7.262%)	11.865%	7/26/29	7,000,000	6,848,345 (e)(n)(o)
Building Products — 0.5%
ACProducts Holdings Inc., Initial Term Loan (3 mo. Term SOFR + 4.512%)	9.115%	5/17/28	4,936,225	4,149,958 (e)(n)(o)
See Notes to Schedule of Investments.

Western Asset Diversified Income Fund 2024 Quarterly Report

 Western Asset Diversified Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Commercial Services & Supplies — 1.7%
DS Parent Inc., Term Loan B (3 mo. Term SOFR + 5.500%)	10.104%	1/31/31	4,987,500	$4,864,383 (e)(n)(o)
GEO Group Inc., Term Loan (1 mo. Term SOFR + 5.250%)	10.095%	4/4/29	5,190,972	5,284,410 (e)(n)(o)
Neptune Bidco US Inc., Term Loan A (3 mo. Term SOFR + 4.850%)	10.154%	10/11/28	3,950,000	3,704,194 (e)(n)(o)
Total Commercial Services & Supplies				13,852,987

Total Industrials				24,851,290
Information Technology — 4.7%
Communications Equipment — 0.6%
Global Tel Link Corp., Initial Term Loan (1 mo. Term SOFR + 7.500%)	12.345%	7/31/29	5,000,000	4,845,000 (e)(n)(o)
IT Services — 0.3%
Redstone Holdco 2 LP, First Lien Initial Term Loan (3 mo. Term SOFR + 5.012%)	10.264%	4/27/28	3,240,726	2,493,836 (e)(n)(o)
Software — 2.9%
CB Buyer Inc., Delayed Draw Term Loan	—	7/1/31	879,200	870,408 (f)(h)(q)
CB Buyer Inc., Initial Term Loan (3 mo. Term SOFR + 5.250%)	9.854%	7/1/31	3,120,800	3,089,592 (e)(f)(h)(n)(o)
Cloudera Inc., Second Lien Term Loan (1 mo. Term SOFR + 6.100%)	10.945%	10/8/29	2,120,000	2,006,940 (e)(n)(o)
DCert Buyer Inc., Second Lien Initial Term Loan (1 mo. Term SOFR + 7.000%)	11.845%	2/19/29	5,000,000	4,342,875 (e)(n)(o)
Magenta Security Holdings LLC, First Out Term Loan (3 mo. Term SOFR + 7.010%)	12.126%	7/27/28	377,438	358,763 (e)(n)(o)
Magenta Security Holdings LLC, Second Out Term Loan (3 mo. Term SOFR + 7.260%)	12.376%	7/27/28	478,088	335,140 (e)(n)(o)
Magenta Security Holdings LLC, Third Out Term Loan (3 mo. Term SOFR + 6.510%)	11.626%	7/27/28	1,660,728	502,370 (e)(n)(o)
Mitchell International Inc., Second Lien Term Loan (1 mo. Term SOFR + 5.250%)	10.095%	6/7/32	4,000,000	3,938,340 (e)(n)(o)
Planview Parent Inc., 2024 First Lien Incremental Term Loan A (3 mo. Term SOFR + 3.750%)	8.354%	12/17/27	4,142,164	4,149,972 (e)(n)(o)
Planview Parent Inc., 2024 Second Lien Incremental Term Loan A (3 mo. Term SOFR + 6.000%)	10.604%	12/18/28	4,000,000	3,931,660 (e)(n)(o)
Total Software				23,526,060
Technology Hardware, Storage & Peripherals — 0.9%
Vericast Corp., 2024 Extended Term Loan (3 mo. Term SOFR + 7.750%)	12.354%	6/16/26	7,407,855	7,278,217 (e)(n)(o)

Total Information Technology				38,143,113
Materials — 0.6%
Chemicals — 0.6%
Plastics Management LLC, First Lien Initial Term Loan (3 mo. Term SOFR + 5.100%)	9.704%	8/3/27	4,855,796	4,864,352 (e)(n)(o)

Total Senior Loans (Cost — $141,911,625)				133,931,690
Sovereign Bonds — 6.4%
Angola — 0.4%
Angolan Government International Bond, Senior Notes	8.750%	4/14/32	3,500,000	3,146,426 (a)(g)
Angolan Government International Bond, Senior Notes	9.125%	11/26/49	620,000	515,034 (i)
Total Angola				3,661,460
Argentina — 1.3%
Ciudad Autonoma De Buenos Aires, Senior Notes	7.500%	6/1/27	5,100,000	5,121,496 (a)
Ciudad Autonoma De Buenos Aires, Senior Notes	7.500%	6/1/27	2,000,000	2,008,430 (i)
See Notes to Schedule of Investments.

Western Asset Diversified Income Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2024
 Western Asset Diversified Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Argentina — continued
Provincia de Cordoba, Senior Notes	6.875%	12/10/25	3,250,065	$3,176,939 (a)
Total Argentina				10,306,865
Bahamas — 0.1%
Bahamas Government International Bond, Senior Notes	8.950%	10/15/32	600,000	614,195 (i)
Brazil — 0.4%
Brazil Letras do Tesouro Nacional	0.000%	1/1/26	1,209,000 BRL	192,020
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/31	21,052,000 BRL	3,479,636
Total Brazil				3,671,656
Dominican Republic — 0.4%
Dominican Republic International Bond, Senior Notes	4.500%	1/30/30	430,000	412,170 (i)
Dominican Republic International Bond, Senior Notes	4.875%	9/23/32	2,750,000	2,622,804 (g)(i)
Total Dominican Republic				3,034,974
Ecuador — 0.4%
Ecuador Government International Bond, Senior Notes	0.000%	7/31/30	5,593,000	3,132,977 (a)(g)
Egypt — 0.1%
Egypt Government International Bond, Senior Notes	7.053%	1/15/32	700,000	607,829 (i)
El Salvador — 0.1%
El Salvador Government International Bond, Senior Notes	6.375%	1/18/27	180,000	173,010 (i)
El Salvador Government International Bond, Senior Notes	9.250%	4/17/30	440,000	438,465 (a)
Total El Salvador				611,475
Ethiopia — 0.0%††
Ethiopia International Bond, Senior Notes	6.625%	12/11/24	560,000	436,855 *(i)(r)
Ghana — 0.1%
Ghana Government International Bond, Senior Notes	10.750%	10/14/30	970,000	669,888 (i)
Ivory Coast — 0.4%
Ivory Coast Government International Bond, Senior Notes	7.625%	1/30/33	2,040,000	2,097,247 (a)
Ivory Coast Government International Bond, Senior Notes	8.250%	1/30/37	1,000,000	1,030,442 (a)
Total Ivory Coast				3,127,689
Jamaica — 0.1%
Jamaica Government International Bond, Senior Notes	9.625%	11/3/30	82,000,000 JMD	555,951
Kenya — 0.4%
Republic of Kenya Government International Bond, Senior Notes	6.300%	1/23/34	3,200,000	2,625,264 (a)(g)
Republic of Kenya Government International Bond, Senior Notes	6.300%	1/23/34	550,000	451,217 (i)
Total Kenya				3,076,481
Mexico — 0.8%
Mexican Bonos, Bonds	5.750%	3/5/26	40,930,000 MXN	1,973,694
Mexican Bonos, Senior Notes	8.500%	5/31/29	98,350,000 MXN	4,876,873
Total Mexico				6,850,567
Mozambique — 0.0%††
Mozambique International Bond, Senior Notes	9.000%	9/15/31	460,000	399,461 (i)
Nigeria — 0.1%
Nigeria Government International Bond, Senior Notes	7.143%	2/23/30	940,000	854,854 (i)
Senegal — 0.1%
Senegal Government International Bond, Senior Notes	6.250%	5/23/33	550,000	474,911 (i)
Sri Lanka — 0.0%††
Sri Lanka Government International Bond, Senior Notes	6.200%	5/11/27	570,000	320,305 *(i)(r)
See Notes to Schedule of Investments.

Western Asset Diversified Income Fund 2024 Quarterly Report

 Western Asset Diversified Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Supranational — 0.6%
International Bank for Reconstruction & Development, Senior Notes	8.050%	5/10/28	227,000,000 UYU	$5,278,946
Turkey — 0.4%
Turkiye Ihracat Kredi Bankasi AS, Senior Notes	5.750%	7/6/26	3,200,000	3,210,179 (a)(g)
Ukraine — 0.1%
Ukraine Government International Bond, Senior Notes, Step bond (0.000% to 2/1/27 then 3.000%)	0.000%	2/1/30	59,069	26,071 (i)
Ukraine Government International Bond, Senior Notes, Step bond (0.000% to 2/1/27 then 3.000%)	0.000%	2/1/34	220,732	74,980 (i)
Ukraine Government International Bond, Senior Notes, Step bond (1.750% to 8/1/25 then 4.500%)	1.750%	2/1/34	216,271	96,714 (i)
Ukraine Government International Bond, Senior Notes, Step bond (0.000% to 2/1/27 then 3.000%)	0.000%	2/1/35	186,534	81,923 (i)
Ukraine Government International Bond, Senior Notes, Step bond (1.750% to 8/1/25 then 4.500%)	1.750%	2/1/35	378,474	165,582 (i)
Ukraine Government International Bond, Senior Notes, Step bond (0.000% to 2/1/27 then 3.000%)	0.000%	2/1/36	155,445	67,444 (i)
Ukraine Government International Bond, Senior Notes, Step bond (1.750% to 8/1/25 then 4.500%)	1.750%	2/1/36	486,610	210,252 (i)
Total Ukraine				722,966
Uzbekistan — 0.1%
Republic of Uzbekistan International Bond, Senior Notes	3.900%	10/19/31	590,000	505,381 (i)

Total Sovereign Bonds (Cost — $53,825,974)				52,125,865
Convertible Bonds & Notes — 1.5%
Communication Services — 0.7%
Media — 0.7%
DISH Network Corp., Senior Notes	0.000%	12/15/25	4,500,000	3,920,899
DISH Network Corp., Senior Notes	3.375%	8/15/26	2,000,000	1,619,711

Total Communication Services				5,540,610
Financials — 0.6%
Mortgage Real Estate Investment Trusts (REITs) — 0.6%
Blackstone Mortgage Trust Inc., Senior Notes	5.500%	3/15/27	2,000,000	1,905,000
Two Harbors Investment Corp., Senior Notes	6.250%	1/15/26	3,010,000	2,942,275

Total Financials				4,847,275
Health Care — 0.2%
Health Care Technology — 0.2%
Multiplan Corp., Senior Notes (6.000% Cash or 7.000% PIK)	6.000%	10/15/27	2,500,000	1,562,500 (a)(c)

Real Estate — 0.0%††
Real Estate Management & Development — 0.0%††
China Aoyuan Group Ltd., Senior Notes	0.000%	9/30/28	70,334	1,476 (i)

Total Convertible Bonds & Notes (Cost — $10,828,846)				11,951,861
Non-U.S. Treasury Inflation Protected Securities — 0.1%
Uruguay — 0.1%
Uruguay Government International Bond, Senior Notes	3.875%	7/2/40	18,237,385 UYU	455,993
Uruguay Government International Bond, Senior Notes	3.400%	5/16/45	3,777,102 UYU	88,658

Total Non-U.S. Treasury Inflation Protected Securities (Cost — $566,430)				544,651
See Notes to Schedule of Investments.

Western Asset Diversified Income Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2024
 Western Asset Diversified Income Fund
(Percentages shown based on Fund net assets)
Security	Counterparty	Expiration Date	Contracts	Notional Amount†	Value
Purchased Options — 0.0%††
OTC Purchased Options — 0.0%††
Credit default swaption to buy protection on Markit CDX.NA.HY.43 Index, Put @ 104.500bps, 500.000bps quarterly payments paid by the Fund, maturing on 12/20/29	Goldman Sachs Group Inc.	12/18/24	6,320,000	6,320,000	$28,454
Credit default swaption to buy protection on Markit CDX.NA.IG.42 Index, Put @ 60.000bps, 100.000bps quarterly payments paid by the Fund, maturing on 6/20/29	Goldman Sachs Group Inc.	11/20/24	31,200,000	31,200,000	16,528
U.S. Dollar/Canadian Dollar, Put @ 1.370CAD	JPMorgan Chase & Co.	10/30/24	6,552,000	6,552,000	95,461
U.S. Dollar/Chinese Yuan Renminbi, Call @ 7.182CNY	Morgan Stanley & Co. Inc.	11/25/24	5,122,000	5,122,000	8,166
U.S. Dollar/Euro, Call @ 1.093EUR	JPMorgan Chase & Co.	10/11/24	7,150,000	7,150,000	2,787

Total Purchased Options (Cost — $209,282)					151,396
				Shares
Common Stocks — 0.0%††
Real Estate — 0.0%††
Real Estate Management & Development — 0.0%††
China Aoyuan Group Ltd. (Cost — $3,949)				196,741	7,756 *(f)
Total Investments before Short-Term Investments (Cost — $1,128,857,827)					1,093,805,483
		Rate
Short-Term Investments — 8.9%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $72,314,302)		4.886%		72,314,302	72,314,302 (s)(t)
Total Investments — 143.3% (Cost — $1,201,172,129)					1,166,119,785
Liabilities in Excess of Other Assets — (43.3)%					(352,309,174)
Total Net Assets — 100.0%					$813,810,611

See Notes to Schedule of Investments.

Western Asset Diversified Income Fund 2024 Quarterly Report

 Western Asset Diversified Income Fund
†	Face amount/notional amount denominated in U.S. dollars, unless otherwise noted.
††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	All or a portion of this security is pledged as collateral pursuant to the loan agreement.
(c)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.
(d)	Security has no maturity date. The date shown represents the next call date.
(e)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(f)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(g)	All or a portion of this security is held by the counterparty as collateral for open reverse repurchase agreements.
(h)	Security is valued using significant unobservable inputs (Note 1).
(i)
Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the
Board of Trustees.

(j)	Securities traded on a when-issued or delayed delivery basis.
(k)	The maturity principal is currently in default as of September 30, 2024.
(l)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(m)	Rate shown is the current yield based on income received over the trailing twelve months.
(n)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.
(o)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(p)	All or a portion of this loan has not settled as of September 30, 2024. Interest rates are not effective until settlement date. Interest rates shown, if any, are for the settled portion of the loan.
(q)
All or a portion of this loan is unfunded as of September 30, 2024. The interest rate for fully unfunded term loans is to be determined. At September 30,
2024, the total principal amount and market value of unfunded commitments totaled $879,200 and $870,408, respectively.

(r)	The coupon payment on this security is currently in default as of September 30, 2024.
(s)	Rate shown is one-day yield as of the end of the reporting period.
(t)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At September 30, 2024, the total market value of investments in Affiliated Companies was $72,314,302 and the cost was $72,314,302 (Note 2).

Abbreviation(s) used in this schedule:
bps	—	basis point spread (100 basis points = 1.00%)
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CAS	—	Connecticut Avenue Securities
CLO	—	Collateralized Loan Obligation
CNY	—	Chinese Yuan Renminbi
EUR	—	Euro
GBP	—	British Pound
IO	—	Interest Only
JMD	—	Jamaican Dollar
LIBOR	—	London Interbank Offered Rate
MXN	—	Mexican Peso
PIK	—	Payment-In-Kind
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
USD	—	United States Dollar
UYU	—	Uruguayan Peso
See Notes to Schedule of Investments.

Western Asset Diversified Income Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2024
 Western Asset Diversified Income Fund
At September 30, 2024, the Fund had the following open reverse repurchase agreements:
Counterparty	Rate	Effective Date	Maturity Date	Face Amount of Reverse Repurchase Agreements	Asset Class of Collateral*	Collateral Value**
Goldman Sachs & Co.	5.500%	9/20/2024	TBD ***	$11,647,243	Corporate Bonds & Notes Sovereign Bonds	$2,031,905 14,632,045
				$11,647,243		$16,663,950

*	Refer to the Schedule of Investments for positions held at the counterparty as collateral for reverse repurchase agreements.
**	Including accrued interest.
***
TBD — To Be Determined; These reverse repurchase agreements have no maturity dates because they are renewed daily and can be terminated by either the Fund or the counterparty in accordance with the terms of the agreements. The rates for these agreements are variable. The rate disclosed is the rate as of September 30, 2024.

At September 30, 2024, the Fund had the following written options contracts:

OTC Written Options
Security	Counterparty	Expiration Date	Strike Price	Contracts	Notional Amount	Value
Credit default swaption to sell protection on Markit CDX.NA.IG.43 Index, Put, 100.000bps quarterly payments received by the Fund, maturing on 12/20/29	Goldman Sachs Group Inc.	12/18/24	65.000 bps	28,400,000	$28,400,000 ‡	$(28,302)
Credit default swaption to sell protection on Markit CDX.NA.IG.42 Index, Put, 100.000bps quarterly payments received by the Fund, maturing on 6/20/29	Goldman Sachs Group Inc.	11/20/24	80.000 bps	62,400,000	62,400,000 ‡	(13,128)
Total OTC Written Options (Premiums received — $118,740)						$(41,430)

‡
In the event an option is exercised and a credit event occurs as defined under the terms of the swap agreement, the notional amount is the maximum potential amount that could be required to be paid as a seller of credit protection or received as a buyer of credit protection.

Abbreviation(s) used in this schedule:
bps	—	basis point spread (100 basis points = 1.00%)
At September 30, 2024, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
3-Month SONIA	3	3/25	$950,176	$957,691	$7,515
Euro-Bund	191	12/24	28,252,114	28,685,564	433,450
U.S. Treasury 10-Year Notes	850	12/24	97,043,153	97,139,063	95,910
U.S. Treasury Long-Term Bonds	165	12/24	20,580,491	20,490,938	(89,553)
U.S. Treasury Ultra 10-Year Notes	170	12/24	20,120,059	20,110,469	(9,590)
					437,732
Contracts to Sell:
U.S. Treasury 2-Year Notes	437	12/24	90,601,893	91,001,837	(399,944)
U.S. Treasury 5-Year Notes	298	12/24	32,709,642	32,745,077	(35,435)
See Notes to Schedule of Investments.

Western Asset Diversified Income Fund 2024 Quarterly Report

 Western Asset Diversified Income Fund
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Sell continued
U.S. Treasury Ultra Long-Term Bonds	38	12/24	$5,082,231	$5,057,562	$24,669
					(410,710)
Net unrealized appreciation on open futures contracts					$27,022

Abbreviation(s) used in this table:
SONIA	—	Sterling Overnight Index Average
At September 30, 2024, the Fund had the following open forward foreign currency contracts:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	6,860,000	USD	1,226,060	Citibank N.A.	10/2/24	$32,867
USD	1,259,155	BRL	6,860,000	Citibank N.A.	10/2/24	228
BRL	54,459,518	USD	9,877,611	Goldman Sachs Group Inc.	10/2/24	116,638
BRL	61,319,518	USD	11,255,212	Goldman Sachs Group Inc.	10/2/24	(2,036)
USD	9,996,057	BRL	54,459,518	Goldman Sachs Group Inc.	10/2/24	1,808
USD	11,191,735	BRL	61,319,518	Goldman Sachs Group Inc.	10/2/24	(61,440)
EUR	2,091,000	USD	2,305,892	JPMorgan Chase & Co.	10/15/24	23,193
AUD	1,671,362	USD	1,135,635	Bank of America N.A.	10/18/24	20,207
EUR	170,000	USD	190,207	Bank of America N.A.	10/18/24	(825)
EUR	230,000	USD	257,413	Bank of America N.A.	10/18/24	(1,189)
EUR	1,040,000	USD	1,156,056	Bank of America N.A.	10/18/24	2,520
USD	733,467	EUR	660,000	Bank of America N.A.	10/18/24	(1,784)
USD	2,119,114	EUR	1,940,000	Bank of America N.A.	10/18/24	(42,076)
USD	11,626,078	EUR	10,687,600	Bank of America N.A.	10/18/24	(280,074)
CHF	850,000	USD	1,008,067	BNP Paribas SA	10/18/24	(1,580)
NOK	3,750,000	USD	339,782	BNP Paribas SA	10/18/24	15,639
NOK	7,090,000	USD	643,757	BNP Paribas SA	10/18/24	28,227
NOK	7,990,000	USD	725,610	BNP Paribas SA	10/18/24	31,675
NOK	8,320,000	USD	756,213	BNP Paribas SA	10/18/24	32,349
NOK	8,320,000	USD	755,364	BNP Paribas SA	10/18/24	33,199
USD	3,571,162	AUD	5,257,314	BNP Paribas SA	10/18/24	(64,569)
USD	1,414,899	CHF	1,210,000	BNP Paribas SA	10/18/24	(17,865)
USD	719,124	NOK	7,690,000	BNP Paribas SA	10/18/24	(9,727)
AUD	1,160,000	USD	779,048	Citibank N.A.	10/18/24	23,158
AUD	13,850,000	USD	9,068,269	Citibank N.A.	10/18/24	509,793
CAD	170,000	USD	123,700	Citibank N.A.	10/18/24	2,051
CAD	230,000	USD	167,164	Citibank N.A.	10/18/24	2,969
CAD	1,160,000	USD	842,443	Citibank N.A.	10/18/24	15,619
CAD	1,420,000	USD	1,033,440	Citibank N.A.	10/18/24	16,946
CAD	1,863,000	USD	1,372,255	Citibank N.A.	10/18/24	5,822
JPY	265,320,000	USD	1,857,111	Citibank N.A.	10/18/24	(6,209)
USD	46,632	AUD	68,900	Citibank N.A.	10/18/24	(1,017)
USD	479,344	AUD	710,000	Citibank N.A.	10/18/24	(11,662)
USD	511,485	AUD	760,000	Citibank N.A.	10/18/24	(14,098)
USD	517,599	AUD	770,000	Citibank N.A.	10/18/24	(14,899)
USD	1,574,540	AUD	2,320,000	Citibank N.A.	10/18/24	(29,872)
USD	786,924	CAD	1,070,000	Citibank N.A.	10/18/24	(4,564)
USD	787,045	CAD	1,070,000	Citibank N.A.	10/18/24	(4,443)
See Notes to Schedule of Investments.

Western Asset Diversified Income Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2024
 Western Asset Diversified Income Fund
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	850,361	CAD	1,154,000	Citibank N.A.	10/18/24	$(3,262)
USD	876,103	CAD	1,190,000	Citibank N.A.	10/18/24	(4,150)
USD	2,535,853	CAD	3,459,012	Citibank N.A.	10/18/24	(22,808)
USD	25,996	JPY	4,116,000	Citibank N.A.	10/18/24	(2,718)
CHF	630,000	USD	749,517	Goldman Sachs Group Inc.	10/18/24	(3,533)
CHF	1,200,000	USD	1,426,118	Goldman Sachs Group Inc.	10/18/24	(5,196)
CHF	1,290,000	USD	1,532,427	Goldman Sachs Group Inc.	10/18/24	(4,935)
GBP	3,194,000	USD	4,090,029	Goldman Sachs Group Inc.	10/18/24	180,155
NOK	2,182,474	USD	199,017	Goldman Sachs Group Inc.	10/18/24	7,835
NOK	3,310,000	USD	299,511	Goldman Sachs Group Inc.	10/18/24	14,207
NOK	3,310,000	USD	300,631	Goldman Sachs Group Inc.	10/18/24	13,088
NOK	8,320,000	USD	755,656	Goldman Sachs Group Inc.	10/18/24	32,907
USD	503,853	AUD	760,000	Goldman Sachs Group Inc.	10/18/24	(21,730)
USD	803,197	AUD	1,190,000	Goldman Sachs Group Inc.	10/18/24	(19,756)
USD	171,091	CHF	150,000	Goldman Sachs Group Inc.	10/18/24	(6,524)
USD	205,399	CHF	180,000	Goldman Sachs Group Inc.	10/18/24	(7,739)
USD	1,758,589	CHF	1,540,000	Goldman Sachs Group Inc.	10/18/24	(64,928)
USD	7,958,316	CHF	7,073,471	Goldman Sachs Group Inc.	10/18/24	(417,395)
USD	19,002,902	GBP	14,801,416	Goldman Sachs Group Inc.	10/18/24	(785,693)
USD	459,474	NOK	4,940,000	Goldman Sachs Group Inc.	10/18/24	(8,735)
USD	565,815	NOK	6,050,000	Goldman Sachs Group Inc.	10/18/24	(7,599)
USD	802,776	NOK	8,650,000	Goldman Sachs Group Inc.	10/18/24	(17,063)
USD	1,139,270	NOK	12,210,000	Goldman Sachs Group Inc.	10/18/24	(17,983)
USD	1,224,315	NOK	13,050,000	Goldman Sachs Group Inc.	10/18/24	(12,552)
JPY	318,060,000	USD	2,225,257	JPMorgan Chase & Co.	10/18/24	(6,436)
MXN	16,810,256	USD	866,857	JPMorgan Chase & Co.	10/18/24	(15,546)
MXN	150,989,816	USD	8,265,670	JPMorgan Chase & Co.	10/18/24	(619,191)
USD	2,224,989	CAD	3,020,000	JPMorgan Chase & Co.	10/18/24	(8,930)
USD	2,857,763	MXN	55,312,000	JPMorgan Chase & Co.	10/18/24	56,633
CAD	3,326,030	USD	2,407,785	JPMorgan Chase & Co.	10/31/24	53,299
USD	2,407,864	CAD	3,326,030	JPMorgan Chase & Co.	10/31/24	(53,221)
BRL	61,319,518	USD	11,151,801	Goldman Sachs Group Inc.	11/4/24	57,884
Net unrealized depreciation on open forward foreign currency contracts						$(1,376,636)

Abbreviation(s) used in this table:
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
EUR	—	Euro
GBP	—	British Pound
JPY	—	Japanese Yen
MXN	—	Mexican Peso
NOK	—	Norwegian Krone
USD	—	United States Dollar
See Notes to Schedule of Investments.

Western Asset Diversified Income Fund 2024 Quarterly Report

 Western Asset Diversified Income Fund
At September 30, 2024, the Fund had the following open swap contracts:
OTC INTEREST RATE SWAPS
Swap Counterparty	Notional Amount*	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
Bank of America N.A.	137,545,000BRL	1/2/26	BRL-CDI**	11.035%**	$(291,346)	—	$(291,346)
JPMorgan Chase & Co.	63,990,000BRL	1/2/29	BRL-CDI**	10.230%**	(717,243)	—	(717,243)
Total					$(1,008,589)	—	$(1,008,589)

CENTRALLY CLEARED INTEREST RATE SWAPS
Notional Amount*	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
177,367,000MXN	6/30/34	28-Day MXN TIIE - Banxico every 28 days	9.250% every 28 days	$322,208	—	$322,208

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CORPORATE ISSUES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Implied Credit Spread at September 30, 2024[3]	Periodic Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Ford Motor Co., 4.346%, due 12/8/26	$2,260,000	6/20/26	0.565%	5.000% quarterly	$167,535	$112,705	$54,830
Ford Motor Co., 4.346%, due 12/8/26	2,060,000	6/20/29	1.655%	5.000% quarterly	291,510	284,901	6,609
Lennar Corp., 4.750%, due 11/29/27	2,110,000	12/20/29	0.692%	1.000% quarterly	30,830	29,611	1,219
Nabors Industries Inc., 5.750%, due 2/1/25	2,130,000	6/20/29	6.339%	1.000% quarterly	(422,398)	(334,162)	(88,236)
Total	$8,560,000				$67,477	$93,055	$(25,578)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CORPORATE ISSUES — BUY PROTECTION[4]
Reference Entity	Notional Amount[2]	Termination Date	Implied Credit Spread at September 30, 2024[3]	Periodic Payments Made by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
General Motors Co., 4.200%, due 10/1/27	$2,260,000	6/20/26	0.360%	5.000% quarterly	$(175,561)	$(151,595)	$(23,966)
General Motors Co., 4.200%, due 10/1/27	2,060,000	6/20/29	1.217%	5.000% quarterly	(333,956)	(330,742)	(3,214)
MDC Holdings Inc., 3.850%, due 1/15/30	2,110,000	12/20/29	0.350%	1.000% quarterly	(65,662)	(60,113)	(5,549)
Transocean Inc., 8.000%, due 2/1/27	2,130,000	6/20/29	4.884%	1.000% quarterly	319,409	238,434	80,975
Total	$8,560,000				$(255,770)	$(304,016)	$48,246

See Notes to Schedule of Investments.

Western Asset Diversified Income Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2024
 Western Asset Diversified Income Fund
OTC TOTAL RETURN SWAPS
Swap Counterparty	Notional Amount	Termination Date	Periodic Payments Made by the Fund†	Periodic Payments Received by the Fund‡	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
JPMorgan Chase & Co.	$3,967,000	11/1/24	Daily SOFR Compound + 1.100% quarterly	JPEIFNTR quarterly^	$163,613	—	$163,613

[1]
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]
Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

[4]
If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

†	Percentage shown is an annual percentage rate.
‡	Periodic payments made/received by the Fund are based on the total return of the referenced entity.
^	Custom emerging markets debt basket is comprised of 37 bonds in the Sovereign Frontier sector.
*	Notional amount denominated in U.S. dollars, unless otherwise noted.
**	One time payment made at termination date.
Reference rate(s) and their value(s) as of period end used in this table:
Reference Index	Reference Rate
28-Day MXN TIIE - Banxico	10.740%
BRL-CDI	10.650%
Daily SOFR Compound	4.960%

Abbreviation(s) used in this table:
BRL	—	Brazilian Real
BRL-CDI	—	Brazilian Cetip InterBank Deposit Rate
JPEIFNTR	—	Western Asset Management Emerging Markets Frontier Custom Basket
MXN	—	Mexican Peso
SOFR	—	Secured Overnight Financing Rate
TIIE	—	Tasa de Intere’s Interbancaria de Equilibrio (Equilibrium Interbanking Interest Rate)
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Western Asset Diversified Income Fund 2024 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Western Asset Diversified Income Fund (the “Fund”) was organized in Maryland on July 27, 2020 and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Board of Trustees has authorized the issuance of an unlimited number of common shares of beneficial interest, $0.001 par value per share (the “Common Shares”). The Fund’s primary investment objective is to seek high current income. As a secondary investment objective, the Fund will seek capital appreciation. The Fund seeks to achieve its investment objectives by investing, under normal market conditions, across fixed income sectors and securities in seeking to deliver a well-diversified portfolio. The Fund expects to dissolve on or about June 24, 2033 (the “Dissolution Date”); provided that the Board of Trustees may, without shareholder approval, extend the Dissolution Date for up to two years. As of a date within the 6-18 months preceding the Dissolution Date, the Board of Trustees may cause the Fund to conduct a tender offer to all shareholders to purchase 100% of the then outstanding Common Shares of the Fund at a price equal to the NAV per Common Share on the expiration date of the tender offer (the “Eligible Tender Offer”). The Board of Trustees has established that the Fund must have at least $200 million of aggregate net assets immediately following the completion of an Eligible Tender Offer to ensure the continued viability of the Fund (the “Dissolution Threshold”). In an Eligible Tender Offer, the Fund will offer to purchase all Common Shares held by each Common Shareholder; provided that if the payment for properly tendered Common Shares would result in the Fund having aggregate net assets below the Dissolution Threshold, the Eligible Tender Offer will be canceled, no Common Shares will be repurchased and the Fund will dissolve as scheduled. If an Eligible Tender Offer is conducted and the payment for properly tendered Common Shares would result in the Fund having aggregate net assets greater than or equal to the Dissolution Threshold, all Common Shares properly tendered and not withdrawn will be purchased by the Fund pursuant to the terms of the Eligible Tender Offer. Following the completion of an Eligible Tender Offer, the Board may eliminate the Dissolution Date without shareholder approval and provide for the Fund’s perpetual existence. Upon its dissolution, it is anticipated that the Fund will have distributed substantially all of its net assets to shareholders, although securities for which no market exists or securities trading at depressed prices, if any, may be placed in a liquidating trust.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.
Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

Western Asset Diversified Income Fund 2024 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes:
Industrials	—	$81,360,060	$5,223,419	$86,583,479
Other Corporate Bonds & Notes	—	428,740,469	—	428,740,469
Collateralized Mortgage Obligations	—	208,048,341	—	208,048,341
Asset-Backed Securities	—	171,719,975	—	171,719,975
Senior Loans:
Health Care	—	10,828,800	80,759	10,909,559
Information Technology	—	34,183,113	3,960,000	38,143,113
Other Senior Loans	—	84,879,018	—	84,879,018
Sovereign Bonds	—	52,125,865	—	52,125,865
Convertible Bonds & Notes	—	11,951,861	—	11,951,861
Non-U.S. Treasury Inflation Protected Securities	—	544,651	—	544,651
Purchased Options:
OTC Purchased Options	$28,454	122,942	—	151,396
Common Stocks	—	7,756	—	7,756
Total Long-Term Investments	28,454	1,084,512,851	9,264,178	1,093,805,483
Short-Term Investments†	72,314,302	—	—	72,314,302
Total Investments	$72,342,756	$1,084,512,851	$9,264,178	$1,166,119,785

Western Asset Diversified Income Fund 2024 Quarterly Report

ASSETS (cont’d)
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$561,544	—	—	$561,544
Forward Foreign Currency Contracts††	—	$1,330,916	—	1,330,916
Centrally Cleared Interest Rate Swaps††	—	322,208	—	322,208
Centrally Cleared Credit Default Swaps on Corporate Issues — Sell Protection††	—	62,658	—	62,658
Centrally Cleared Credit Default Swaps on Corporate Issues — Buy Protection††	—	80,975	—	80,975
OTC Total Return Swaps	—	163,613	—	163,613
Total Other Financial Instruments	$561,544	$1,960,370	—	$2,521,914
Total	$72,904,300	$1,086,473,221	$9,264,178	$1,168,641,699
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Written Options:
OTC Written Options	$28,302	$13,128	—	$41,430
Futures Contracts††	534,522	—	—	534,522
Forward Foreign Currency Contracts††	—	2,707,552	—	2,707,552
OTC Interest Rate Swaps	—	1,008,589	—	1,008,589
Centrally Cleared Credit Default Swaps on Corporate Issues — Sell Protection††	—	88,236	—	88,236
Centrally Cleared Credit Default Swaps on Corporate Issues — Buy Protection††	—	32,729	—	32,729
Total	$562,824	$3,850,234	—	$4,413,058

†	See Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Balance as of December 31, 2023	Accrued premiums/ discounts	Realized gain (loss)	Change in unrealized appreciation (depreciation)[1]	Purchases
Corporate Bonds & Notes:
Energy	$4,950,000	$8,373	$453,802	$(48,758)	$80,273
Industrials	4,884,925	2,475	—	130,399	393,120
Collateralized Mortgage Obligations	8,499,714	541	123	(378)	—
Senior Loans:
Health Care	—	—	—	(323,036)	403,795
Information Technology	—	731	—	(25,127)	3,984,396
Materials	4,763,566	8,599	185	129,537	—
Common Stocks:
Consumer Discretionary	528,125	—	1,624	(528,124)	—

Western Asset Diversified Income Fund 2024 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
Investments in Securities	Balance as of December 31, 2023	Accrued premiums/ discounts	Realized gain (loss)	Change in unrealized appreciation (depreciation)[1]	Purchases
Convertible Preferred Stocks:
Energy	$8,856,703	—	$1,097,352	$3,141	—
Total	$32,483,033	$20,719	$1,553,086	$(662,346)	$4,861,584

Investments in Securities (cont’d)	Sales	Transfers into Level 3	Transfers out of Level 3[2]	Balance as of September 30, 2024	Net change in unrealized appreciation (depreciation) for investments in securities still held at September 30, 2024[1]
Corporate Bonds & Notes:
Energy	$(5,443,690)	—	—	—	—
Industrials	(187,500)	—	—	$5,223,419	$130,399
Collateralized Mortgage Obligations	(8,500,000)	—	—	—	—
Senior Loans:
Health Care	—	—	—	80,759	(323,036)
Information Technology	—	—	—	3,960,000	(25,127)
Materials	(37,535)	—	$(4,864,352)	—	—
Common Stocks:
Consumer Discretionary	(1,625)	—	—	—	—
Convertible Preferred Stocks:
Energy	(9,957,196)	—	—	—	—
Total	$(24,127,546)	—	$(4,864,352)	$9,264,178	$(217,764)

[1]
Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

[2]	Transferred out of Level 3 as a result of the availability of a quoted price in an active market for an identical investment or the availability of other significant observable inputs.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended September 30, 2024. The following transactions were effected in such company for the period ended September 30, 2024.

	Affiliate Value at December 31, 2023	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$42,910,231	$296,334,025	296,334,025	$266,929,954	266,929,954

Western Asset Diversified Income Fund 2024 Quarterly Report

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2024
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$1,300,284	—	$72,314,302

Western Asset Diversified Income Fund 2024 Quarterly Report